Cash flow from operations (Tables)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Schedule of cash flow from operations

Profit/(loss) before taxation	(585,716)	455,435

Adjustments for non-cash items:
- Depreciation	358,933	-

Adjust for items which are presented separately:
Finance costs	316,908	44,394

Changes in working capital:
(Increase)/decrease in trade and other receivables	(716,104)	-
Increase/(decrease) in trade and other payables	(1,457,287)	132,454
	(2,083,265)	632,283

Profit before taxation	455,435	(552,004)

Adjustment for:
- Finance Cost	44,394	12,000
Adjustment for working capital:
	132,454	317,243
Net cash inflow / (outflow) from operating activities	632,283	(222,761)